FILE NO.   2-10156
                                                              FILE NO.  811-0560
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 78          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 30                 (X)
                                   ---------
                          JOHN HANCOCK INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
(X) on May 1, 1997 pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on or about February 26, 1997.


                            CONSOLIDATED PROSPECTUS


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                                        JOHN HANCOCK

                                        Growth and
                                        Income Funds

================================================================================


--------------------------------------------------------------------------------

  Prospectus                                 Growth and Income Fund

  May 1, 1997                                Independence Equity Fund

  This prospectus gives vital                Sovereign Balanced Fund
  information about these
  funds. For your own benefit                Sovereign Investors Fund
  and protection, please read
  it before you invest, and                  Special Value Fund
  keep it on hand for future
  reference.                                 Utilities Fund

  Please note that these funds:
  o are not bank deposits
  o are not federally insured
  o are not endorsed by any bank
    or government agency
  o are not guaranteed to achieve
    their goal(s)

  Like all mutual fund shares,
  these securities have not
  been approved or disapproved
  by the Securities and
  Exchange Commission or any
  state securities commission,
  nor has the Securities and
  Exchange Commission or any
  state securities commission
  passed upon the accuracy or
  adequacy of this prospectus.
  Any representation to the
  contrary is a criminal
  offense.

                         [Logo] JOHN HANCOCK FUNDS
                         A Global Investment Management Firm
                         101 Huntington Avenue, Boston, Massachusetts 02199-7603

================================================================================

Contents
--------------------------------------------------------------------------------

A fund-by-fund look at        Growth and Income Fund                        4
goals, strategies, risks,     Independence Equity Fund                      6
expenses and financial        Sovereign Balanced Fund                       8
history.                      Sovereign Investors Fund                     10
                              Special Value Fund                           12
                              Utilities Fund                               14


Policies and instructions     Your account
for opening, maintaining      Choosing a share class                       16
and closing an account in     How sales charges are calculated             16
any growth and income         Sales charge reductions and waivers          17
fund.                         Opening an account                           17
                              Buying shares                                18
                              Selling shares                               19
                              Transaction policies                         21
                              Dividends and account policies               21
                              Additional investor services                 22


Details that apply to the     Fund details
growth and income funds       Business structure                           23
as a group.                   Sales compensation                           24
                              More about risk                              26


                              For more information                 back cover

Overview
--------------------------------------------------------------------------------

GOAL OF THE GROWTH AND INCOME FUNDS

John Hancock growth and income funds invest for varying combinations of income and capital appreciation. Each fund has its own emphasis with regard to income, growth and total return, and has its own strategy and risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:
o are looking for a more conservative alternative to exclusively growth-oriented funds
o  need an investment to form the core of a portfolio
o  seek above-average total return over the long term
o  are retired or nearing retirement

Growth and income funds may NOT be appropriate if you:
o  are investing for maximum return over a long time horizon
o  require a high degree of stability of your principal

THE MANAGEMENT FIRM
All John Hancock growth and income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.



FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clipart] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clipart] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clipart] Risk factors The major risk factors associated with the fund.

[Clipart] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clipart] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clipart] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Growth and Income Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST
                                   TICKER SYMBOL  CLASS A: TAGRX  CLASS B: TSGWX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund invests in a diversified portfolio of stocks, bonds and money market instruments. Although the fund may concentrate in any of these securities, under normal circumstances it invests primarily in stocks. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[Clipart]  The fund may invest in most types of securities, including:
o common and preferred stocks,
  warrants and convertible securities
o U.S. Government and agency debt securities, including mortgage-backed securities
o corporate bonds, notes and other debt securities of any maturity


The fund may invest up to 15% of net assets in debt securities, including convertible securities that may be rated as low as CC/Ca and their unrated equivalents (junk bonds).


The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions); however, foreign securities typically have not exceeded 5% of assets. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements.

To the extent that it invests in certain securities, the fund may be affected by additional risks:

o foreign securities: currency,
  information, natural event and political risks
o mortgage-backed securities: extension and prepayment risks

These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Before you invest, please read "More about risk" carefully.

PORTFOLIO MANAGEMENT

[Clipart] Timothy E. Keefe, CFA, has been the leader of the fund's portfolio management team since joining John Hancock Funds in July 1996. He is a senior vice president of the adviser and has been in the investment business since 1987.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                 Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)              5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                             none      none
 Maximum deferred sales charge                    none(1)   5.00%
 Redemption fee(2)                                none      none
 Exchange fee                                     none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                   0.625%    0.625%
 12b-1 fee(3)                                     0.250%    1.00%
 Other expenses                                   0.315%    0.315%
 Total fund operating expenses                    1.190%    1.940%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                            Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                         $62     $86      $112     $187
 Class B shares
   Assuming redemption
   at end of period                     $70     $91      $125     $207
   Assuming no redemption               $20     $61      $105     $207

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2)  Does not include wire redemption fee (currently $4.00).

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

4 GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, _________________.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

   [The table below was represented as a bar graph in the printed material.]


 8/87   8/88    8/89   8/90   8/91   8/92   8/93   8/94    8/95   8/96   12/96
22.58  (9.86)  23.47   0.18  23.80  10.47  13.64  (2.39)  19.22  15.33

--------------------------------------------------------------------------------
Class A - period ended:                        8/87     8/88     8/89     8/90
--------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period         $11.11   $12.04   $ 8.83   $10.19
Net investment income (loss)                   0.42     0.50     0.55     0.20
Net realized and unrealized gain (loss)
on investments                                 1.77    (1.73)    1.42    (0.18)
Total from investment operations               2.19    (1.23)    1.97     0.02
Less distributions
  Dividends from net investment income        (0.38)   (0.49)   (0.61)   (0.27)
  Distributions from net realized gain on
  investments sold                            (0.88)   (1.49)    --      (0.07)
  Total distributions                         (1.26)   (1.98)   (0.61)   (0.34)
Net asset value, end of period               $12.04   $ 8.83   $10.19   $ 9.87
Total investment return at
net asset value(2)(%)                         22.58    (9.86)   23.47     0.18
Ratios and supplemental data
Net assets, end of period (000s omitted)($)  90,974   69,555   70,513   63,150
Ratio of expenses to average net assets (%)    1.21     1.29     1.12     1.29
Ratio of net investment income (loss)
to average net assets (%)                      3.86     5.45     6.07     1.96
Portfolio turnover rate (%)                     138      120      214       69
Average brokerage commission rate(3) ($)        N/A      N/A      N/A      N/A

--------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                         8/91     8/92        8/93        8/94        8/95        8/96       12/96
--------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period          $ 9.87   $11.77      $12.43      $12.08      $11.42      $13.38
Net investment income (loss)                    0.20     0.32(1)     0.40(1)     0.32(1)     0.21(1)     0.19(1)
Net realized and unrealized gain (loss)
on investments                                  2.07     0.89        1.12       (0.61)       1.95        1.84
Total from investment operations                2.27     1.21        1.52       (0.29)       2.16        2.03
Less distributions
  Dividends from net investment income         (0.19)   (0.25)      (0.42)      (0.37)      (0.20)      (0.19)
  Distributions from net realized gain on
  investments sold                             (0.18)   (0.30)      (1.45)       --          --         (0.15)
  Total distributions                          (0.37)   (0.55)      (1.87)      (0.37)      (0.20)      (0.34)
Net asset value, end of period                $11.77   $12.43      $12.08      $11.42      $13.38      $15.07
Total investment return at
net asset value(2)(%)                          23.80    10.47       13.64       (2.39)      19.22       15.33
Ratios and supplemental data
Net assets, end of period (000s omitted)($)   77,461   89,682     115,780     121,160     130,183     139,548
Ratio of expenses to average net assets (%)     1.38     1.34        1.29        1.31        1.30        1.17
Ratio of net investment income (loss)
to average net assets (%)                       1.90     2.75        3.43        2.82        1.82        1.28
Portfolio turnover rate (%)                       70      119         107         195          99          74
Average brokerage commission rate(3) ($)         N/A      N/A         N/A         N/A         N/A      0.0665


-------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                         8/91(4)   8/92       8/93        8/94        8/95        8/96       12/96
-------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period          $11.52    $11.77     $12.44      $12.10      $11.44      $13.41
Net investment income (loss)                    --        0.23(1)    0.30(1)     0.24(1)     0.13(1)     0.08(1)
Net realized and unrealized gain (loss)
on investments                                  0.25      0.89       1.12       (0.61)       1.96        1.85
Total from investment operations                0.25      1.12       1.42       (0.37)       2.09        1.93
Less distributions:
  Dividends from net investment income          --       (0.15)     (0.31)      (0.29)      (0.12)      (0.09)
  Distributions from net realized gain on
  investments sold                              --       (0.30)     (1.45)       --          --         (0.15)
  Total distributions                           --       (0.45)     (1.76)      (0.29)      (0.12)      (0.24)
Net asset value, end of period                $11.77    $12.44     $12.10      $11.44      $13.41      $15.10
Total investment return at
net asset value(2)(%)                           2.17(5)   9.67      12.64       (3.11)      18.41       14.49
Ratios and supplemental data
Net assets, end of period (000s omitted)($)    7,690    29,826     65,010      114,025     114,723     125,781
Ratio of expenses to average net assets (%)     2.19(6)   2.07       2.19        2.06        2.03        1.90
Ratio of net investment income (loss)
to average net assets (%)                       1.46(6)   2.02       2.53        2.07        1.09        0.55
Portfolio turnover rate (%)                       70       119        107         195          99          74
Average brokerage commission rate(3) ($)         N/A       N/A        N/A         N/A         N/A      0.0665

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(4) Class B shares commenced operations on August 22, 1991.
(5) Not annualized.
(6) Annualized.


                                                        GROWTH AND INCOME FUND 5

Independence Equity Fund

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES
                                 TICKER SYMBOL   CLASS A: JHDCX   CLASS B: JHIDX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks above-average total return (capital appreciation plus current income). To pursue this goal, the fund invests primarily in a diversified stock portfolio whose risk profile is similar to that of the S&P 500 index. The fund does not invest exclusively in S&P 500 stocks.

In choosing stocks, the fund uses a proprietary computer model (NIXDEX) to identify stocks that appear to be undervalued. The fund favors those undervalued stocks that are selected by its model and that are believed to have improving fundamentals. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[Clipart] Under normal circumstances, the fund invests at least 65% of assets in common stocks. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

The fund may invest in foreign securities in the form of American Depository Receipts (ADRs) and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. Because the fund follows an index-tracking strategy, it is likely to remain fully invested even if the fund's managers anticipate a market downturn.

To the extent that it invests in foreign securities, the fund may be affected by additional risks, such as information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

MANAGEMENT/SUBADVISER

[Clipart] The fund's investment decisions are made by a portfolio management team, and no individual is primarily responsible for making them. Team members are employees of Independence Investment Associates, Inc., the fund's subadviser and a subsidiary of John Hancock Mutual Life Insurance Company.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                      Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                                  none      none
 Maximum deferred sales charge                         none(1)   5.00%
 Redemption fee(2)                                     none      none
 Exchange fee                                          none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee (after expense limitation)(3)          0.00%     0.00%
 12b-1 fee(4)                                          0.30%     1.00%
 Other expenses                                        1.00%     1.00%
 Total fund operating expenses (after limitation)(3)   1.30%     2.00%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                       Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                    $63     $89      $118     $199
 Class B shares
   Assuming redemption
   at end of period                $70     $93      $128     $215
   Assuming no redemption          $20     $63      $108     $215

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).

(3) Reflects the adviser's agreement to limit expenses. Without this limitation, management fee would be 0.75% for each class and total fund operating expenses would be 2.05% for Class A and 2.75% for Class B. Management fee includes a subadviser fee equal to 55% of the management fee. The adviser may terminate this limitation in the future.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6 INDEPENDENCE EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

   [The table below was represented as a bar graph in the printed material.]

 5/92(1)     5/93     5/94        5/95        5/96      12/96
10.95(4)    13.58     6.60       16.98       29.12

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            5/92(1)     5/93     5/94        5/95        5/96      12/96
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                             $10.00      $10.98   $12.16      $12.68      $14.41
Net investment income (loss)                                       0.15        0.22     0.28(2)     0.32(2)     0.20(2)
Net realized and unrealized gain (loss) on investments             0.94        1.25     0.52        1.77        3.88
Total from investment operations                                   1.09        1.47     0.80        2.09        4.08
Less distributions:
  Dividends from net investment income                            (0.11)      (0.23)   (0.23)      (0.28)      (0.22)
  Distributions from net realized gain on investments sold         --         (0.06)   (0.05)      (0.08)      (0.29)
  Total distributions                                             (0.11)      (0.29)   (0.28)      (0.36)      (0.51)
Net asset value, end of period                                   $10.98      $12.16   $12.68      $14.41      $17.98
Total investment return at net asset value(3) (%)                 10.95(4)    13.58     6.60       16.98       29.12
Total adjusted investment return at net asset value(3,5) (%)       9.23(4)    11.40     6.15       16.94       28.47
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      2,622      12,488   66,612      101,418     14,878
Ratio of expenses to average net assets (%)                        1.66(6)     0.76     0.70        0.70        0.94
Ratio of adjusted expenses to average net assets(7) (%)            3.38(6)     2.94     1.15        0.74        1.59
Ratio of net investment income (loss) to average net assets (%)    1.77(6)     2.36     2.20        2.43
                                                                                                                1.55
Ratio of adjusted net investment income (loss) to average
net assets(7) (%)                                                  0.05(6)     0.18     1.75        2.39        0.90
Portfolio turnover rate (%)                                          53          53       43          71         157
Fee reduction per share ($)                                        0.15        0.20     0.06(2)    0.005(2)     0.08(2)
Average brokerage commission rate(8) ($)                            N/A         N/A      N/A         N/A         N/A


------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                                                         5/96(1)   12/96
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                                                                          $15.25
Net investment income (loss)                                                                                    0.09(2)
Net realized and unrealized gain (loss) on investments                                                          2.71
Total from investment operations                                                                                2.80
Less distributions:
  Dividends from net investment income                                                                         (0.09)
Net asset value, end of period                                                                                $17.96
Total investment return at net asset value(3) (%)                                                              18.46(4)
Total adjusted investment return at net asset value(3,5) (%)                                                   17.59(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                  15,125
Ratio of expenses to average net assets (%)                                                                     2.00(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                         3.21(6)
Ratio of net investment income (loss) to average net assets (%)                                                 0.78(6)
Ratio of adjusted net investment income (loss) to average
net assets(7) (%)                                                                                              (0.43)(6)
Portfolio turnover rate (%)                                                                                      157
Fee reduction per share ($)                                                                                     0.13(2)
Average brokerage commission rate(8) ($)                                                                         N/A

(1) Class A and Class B shares commenced operations on June 10, 1991 and September 7, 1995, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                                      INDEPENDENCE EQUITY FUND 7

Sovereign Balanced Fund

REGISTRANT NAME:  JOHN HANCOCK INVESTMENT TRUST
                                 TICKER SYMBOL   CLASS A: SVBAX   CLASS B: SVBBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks current income, long-term growth of capital and income, and preservation of capital. To pursue these goals, the fund allocates its assets among a diversified mix of debt and equity securities. While the relative weightings of debt and equity securities will shift over time, at least 25% of assets will be invested in senior debt securities. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[Clipart] The fund may invest in any type or class of security, including (but not limited to) stocks, warrants, U.S. Government and agency securities, corporate debt securities, investment-grade short-term securities, foreign currencies and options and futures contracts.

The fund's stock investments are exclusively in companies that have increased their dividend payout in each of the last ten years. Up to 25% of the fund's bond investments may be rated from BB/Ba to C (junk bonds).

The fund may invest up to 35% of assets in foreign securities; however, these typically have not exceeded 5% of assets. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. To the extent that it invests in certain securities, the fund may be affected by additional risks:

o junk bonds: above-average credit, market and other risks
o foreign securities: currency,
  information, natural event and political risks
o mortgage-backed securities: extension and prepayment risks

These risks are listed and defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

MANAGEMENT/SUBADVISER

[Clipart] John F. Snyder III and Barry H. Evans, CFA, lead the fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corporation, the fund's subadviser and a subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the adviser, has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                 Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)              5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                             none      none
 Maximum deferred sales charge                    none(1)   5.00%
 Redemption fee(2)                                none      none
 Exchange fee                                     none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                                0.60%     0.60%
 12b-1 fee(4)                                     0.30%     1.00%
 Other expenses                                   0.39%     0.39%
 Total fund operating expenses                    1.29%     1.99%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                            Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                         $62     $89      $117     $198
 Class B shares
   Assuming redemption
   at end of period                     $70     $92      $127     $214
   Assuming no redemption               $20     $62      $107     $214

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Management fee includes a subadviser fee equal to 40% of the stock portion of the management fee.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

8 SOVEREIGN BALANCED FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

   [The table below was represented as a bar graph in the printed material.]


12/92(1)    12/93    12/94    12/95       12/96
 2.37(5)    11.38   (3.51)   24.23

--------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                           12/92(1)    12/93    12/94    12/95       12/96
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $10.00      $10.19   $10.74   $ 9.84
Net investment income (loss)                                       0.04        0.46     0.50     0.44(2)
Net realized and unrealized gain (loss) on investments             0.20        0.68    (0.88)    1.91
Total from investment operations                                   0.24        1.14    (0.38)    2.35
Less distributions:
  Dividends from net investment income                            (0.05)      (0.45)   (0.50)   (0.44)
  Distributions from net realized gain on investments sold         --         (0.14)   (0.02)    --
  Total distributions                                             (0.05)      (0.59)   (0.52)   (0.44)
Net asset value, end of period                                   $10.19      $10.74   $ 9.84   $11.75
Total investment return at net asset value(3) (%)                  2.37(4)    11.38    (3.51)   24.23
Total adjusted investment return at net asset value(4,6) (%)       2.22(4)     --       --       --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      5,796      62,218   61,952   69,811
Ratio of expenses to average net assets (%)                        2.79(6)     1.45     1.23     1.27
Ratio of adjusted expenses to average net assets(7) (%)            2.94(6)     --       --       --
Ratio of net investment income (loss) to average net assets (%)    3.93(6)     4.44     4.89     3.99
Ratio of adjusted net investment income (loss) to average
net assets(7) (%)                                                  3.78(6)     --       --       --
Portfolio turnover rate (%)                                           0          85       78       45
Fee reduction per share ($)                                      0.0016        --       --       --
Average brokerage commission rate(8) ($)                            N/A         N/A      N/A      N/A


--------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                           12/92(1)    12/93    12/94    12/95       12/96
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $10.00      $10.20   $10.75   $ 9.84
Net investment income (loss)                                       0.03        0.37     0.43     0.36(3)
Net realized and unrealized gain (loss) on investments             0.20        0.70    (0.89)    1.90
Total from investment operations                                   0.23        1.07    (0.46)    2.26
Less distributions:
  Dividends from net investment income                            (0.03)      (0.38)   (0.43)   (0.36)
  Distributions from net realized gain on investments sold         --         (0.14)   (0.02)    --
  Total distributions                                             (0.03)      (0.52)   (0.45)   (0.36)
Net asset value, end of period                                   $10.20      $10.75   $ 9.84   $11.74
Total investment return at net asset value(3) (%)                  2.29(4)    10.63    (4.22)   23.30
Total adjusted investment return at net asset value(3,5) (%)       2.14(4)     --       --       --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     14,311      78,775   79,176   87,827
Ratio of expenses to average net assets (%)                        3.51(6)     2.10     1.87     1.96
Ratio of adjusted expenses to average net assets(7) (%)            3.66(6)     --       --       --
Ratio of net investment income (loss) to average net assets (%)    3.21(6)     4.01     4.25     3.31
Ratio of adjusted net investment income (loss) to average
net assets(7) (%)                                                  3.06(6)     --       --       --
Portfolio turnover rate (%)                                           0          85       78       45
Fee reduction per share ($)                                      0.0012        --       --       --
Average brokerage commission rate(8) ($)                            N/A         N/A      N/A      N/A


(1) Class A and Class B shares commenced operations on October 5, 1992. This period is covered by the report of other independent auditors (not included herein).

(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.



                                                       SOVEREIGN BALANCED FUND 9

Sovereign Investors Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST
                                 TICKER SYMBOL   CLASS A: SOVIX   CLASS B: SOVBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks long-term growth of capital and of income without assuming undue market risks. Under normal circumstances, the fund invests most of its assets in a diversified selection of stocks, although it may respond to market conditions by investing in other types of securities such as bonds or short-term securities. The fund may not invest more than 25% of assets in any one industry.

Currently, the fund utilizes a "dividend performers" strategy in selecting common stocks, investing exclusively in companies that have increased their dividend payout in each of the last ten years.

PORTFOLIO SECURITIES

[Clipart] The fund may invest in most types of securities, including:

o common and preferred stocks, warrants and convertible securities
o U.S. Government and agency debt securities, including mortgage-backed securities
o corporate bonds, notes and other debt securities of any maturity

The fund's bond investments are primarily investment-grade, although up to 5% of assets may be invested in junk bonds rated as low as C and their unrated equivalents. To a limited extent the fund may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 26.

MANAGEMENT/SUBADVISER

[Clipart] John F. Snyder III and Barry H. Evans, CFA, lead the fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corporation, the fund's subadviser and a subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the adviser, has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                      Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                                  none      none
 Maximum deferred sales charge                         none(1)   5.00%
 Redemption fee(2)                                     none      none
 Exchange fee                                          none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                                     0.58%     0.58%
 12b-1 fee(4)                                          0.30%     1.00%
 Other expenses                                        0.28%     0.34%
 Total fund operating expenses                         1.16%     1.92%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                            Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                         $61     $85      $111     $184
 Class B shares
   Assuming redemption
   at end of period                     $70     $90      $124     $205
   Assuming no redemption               $20     $60      $104     $205

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Management fee includes a subadviser fee equal to 40% of the management fee.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

10 SOVEREIGN INVESTORS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

    [The table below was represented as a bar graph in the printed material.]

12/87(1) 12/88(1) 12/89(1) 12/90(1) 12/91(1,3) 12/92(1) 12/93 12/94  12/95 12/96
 0.28    11.23    23.76     4.38    30.48       7.23     5.71 (1.85) 29.15



------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                       12/87(1)  12/88(1)  12/89(1)  12/90(1)  12/91(1,3)  12/92(1)    12/93
------------------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                           $12.36    $10.96    $11.19    $12.60     $11.94     $14.31    $14.78
Net investment income (loss)                                     0.53      0.57      0.59      0.58       0.54       0.47      0.44
Net realized and unrealized gain (loss) on investments          (0.45)     0.65      2.01     (0.05)      3.03       0.54      0.39
Total from investment operations                                 0.08      1.22      2.60      0.53       3.57       1.01      0.83
Less distributions:
   Dividends from net investment income                         (0.58)    (0.61)    (0.61)    (0.59)     (0.53)     (0.45)    (0.42)
   Distributions from net realized gain on investments sold     (0.90)    (0.38)    (0.58)    (0.60)     (0.67)     (0.09)    (0.09)
   Total distributions                                          (1.48)    (0.99)    (1.19)    (1.19)     (1.20)     (0.54)    (0.51)
Net asset value, end of period                                 $10.96    $11.19    $12.60    $11.94     $14.31     $14.78    $15.10

Total investment return at net asset value(4) (%)                0.28     11.23     23.76      4.38      30.48       7.23      5.71

Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   40,564    45,861    66,466    83,470    194,055    872,932 1,258,575
Ratio of expenses to average net assets (%)                      0.85      0.86      1.07      1.14       1.18       1.13      1.10
Ratio of net investment income (loss) to average net assets(%)   3.96      4.97      4.80      4.77       4.01       3.32      2.94
Portfolio turnover rate (%)                                        59        35        40        55         67         30        46

Average brokerage commission rate(7) ($)                          N/A       N/A       N/A       N/A        N/A        N/A       N/A



------------------------------------------------------------------------------------------------
Class A - period ended:                                            12/94       12/95     12/96
------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                              $15.10      $14.24
Net investment income (loss)                                        0.46        0.40
Net realized and unrealized gain (loss) on investments             (0.75)       3.71
Total from investment operations                                   (0.29)       4.11
Less distributions:
   Dividends from net investment income                            (0.46)      (0.40)
   Distributions from net realized gain on investments sold        (0.11)      (0.08)
   Total distributions                                             (0.57)      (0.48)
Net asset value, end of period                                    $14.24      $17.87

Total investment return at net asset value(4) (%)                  (1.85)      29.15

Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   1,090,231   1,280,321
Ratio of expenses to average net assets (%)                         1.16        1.14
Ratio of net investment income (loss) to average net assets(%)      3.13        2.45
Portfolio turnover rate (%)                                           45          46

Average brokerage commission rate(7) ($)                             N/A         N/A



------------------------------------------------------------------------------------------------
Class B - period ended:                                           12/94(9)     12/95     12/96(4)
------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                              $15.02      $14.24

Net investment income (loss)                                        0.38(9)     0.27(9)

Net realized and unrealized gain (loss) on investment              (0.69)       3.71
Total from investment operations                                   (0.31)       3.98
Less distributions:
   Dividends from net investment income                            (0.36)      (0.28)
   Distributions from net realized gain on investments sold        (0.11)      (0.08)
   Total distributions                                             (0.47)      (0.36)
Net asset value, end of period                                    $14.24      $17.86

Total investment return at net asset value(4) (%)                  (2.04)(5)   28.16
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     128,069     257,781
Ratio of expenses to average net assets (%)                         1.86(6)     1.90
Ratio of net investment income (loss) to average net assets (%)     2.57(6)     1.65

Portfolio turnover rate (%)                                           45          46

Average brokerage commission rate(7) ($)                             N/A         N/A


(1) These periods are covered by the report of other independent auditors (not included herein).
(2)  Restated for 2-for-1 stock split effective April 29, 1987.
(3) On October 23, 1991, John Hancock Advisers, Inc. became the investment adviser of the fund.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6)  Annualized.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(8)  Class B shares commenced operations on January 3, 1994.
(9)  Based on the average of the shares outstanding at the end of each month.


                                                     SOVEREIGN INVESTORS FUND 11

Special Value Fund

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES
                                TICKER SYMBOL    CLASS A: SPVAX   CLASS B: SPVBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks capital appreciation, with income as a secondary consideration. To pursue this goal, the fund invests primarily in stocks that appear comparatively undervalued and are out of favor. The fund looks for companies of any size whose earnings power or asset value does not appear to be reflected in the current stock price, and whose stocks thus have potential for appreciation. The fund also takes a "margin of safety" approach, seeking those stocks that are believed to have limited downside risk. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[Clipart] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible securities.


The fund may invest up to 50% of assets in foreign securities (including American Depository Receipts), and under normal circumstances may invest up to 15% of net assets in debt securities, including convertible securities, that may be rated as low as CC/Ca and their unrated equivalents (junk bonds). To a limited extent the fund also may invest in certain higher-risk securities and may engage in other investment practices.


For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate. Even comparatively undervalued stocks typically fall in price during broad market declines. Small- and medium-sized company stocks, which may comprise a portion of the fund's portfolio, tend to be more volatile than the market as a whole.

To the extent that it invests in foreign securities, the fund may be affected by additional risks, such as currency, information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

PORTFOLIO MANAGEMENT

[Clipart] Timothy E. Keefe, CFA, has been the leader of the fund's portfolio management team since August 1996. He is a senior vice president of the adviser. He joined John Hancock Funds in July 1996 and has been in the investment business since 1987.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                      Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                                  none      none
 Maximum deferred sales charge                         none(1)   5.00%
 Redemption fee(2)                                     none      none
 Exchange fee                                          none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------

 Management fee (after expense limitation)(3)          0.00%     0.00%
 12b-1 fee(4)                                          0.30%     1.00%

 Other expenses (after limitation)(3)                  0.71%     0.71%
 Total fund operating expenses (after limitation)(3)   1.01%     1.71%

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                            Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                         $60     $81      $103     $167
 Class B shares
   Assuming redemption
   at end of period                     $67     $84      $113     $183
   Assuming no redemption               $17     $54      $93      $183

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.





(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.70% for each class, other expenses would be 0.90% for each class, and total fund operating expenses would be 1.90% for Class A and 2.60% for Class B. The adviser may terminate this limitation in the future.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12 SPECIAL VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

    [The table below was represented as a bar graph in the printed material.]

                             12/94(1)     12/95
                              7.81(4)     20.26


-------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                      12/94(1)     12/95     12/96
-------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                                         $ 8.50      $ 8.99
Net investment income (loss)                                                   0.18(2)     0.21(2)
Net realized and unrealized gain (loss) on investments                         0.48        1.60
Total from investment operations                                               0.66        1.81
Less distributions:
  Dividends from net investment income                                        (0.17)      (0.20)
  Distributions from net realized gain on investments sold                     --         (0.21)
  Total distributions                                                         (0.17)      (0.41)
Net asset value, end of period                                               $ 8.99      $10.39
Total investment return at net asset value(3) (%)                              7.81(4)    20.26
Total adjusted investment return at net asset value(3,5) (%)                   7.30(4)    19.39
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  4,420      12,845
Ratio of expenses to average net assets (%)                                    0.99(6)     0.98
Ratio of adjusted expenses to average net assets(7) (%)                        4.98(6)     1.85
Ratio of net investment income (loss) to average net assets (%)                2.10(6)     2.04
Ratio of adjusted net investment income (loss) to average net assets(7) (%)   (1.89)(6)    1.17
Portfolio turnover rate (%)                                                     0.3           9
Fee reduction per share ($)                                                    0.34(2)     0.09(2)
Average brokerage commission rate(8) ($)                                        N/A         N/A


-------------------------------------------------------------------------------------------------------------
Class B -  period ended:                                                     12/94(1)     12/95     12/96
-------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                                         $ 8.50      $ 9.00
Net investment income (loss)                                                   0.13(2)     0.12(2)
Net realized and unrealized gain (loss) on investments                         0.48        1.59
Total from investment operations                                               0.61        1.71
Less distributions:
  Dividends from net investment income                                        (0.11)      (0.12)
  Distributions from net realized gain on investments sold                     --         (0.21)
  Total distributions                                                         (0.11)      (0.33)
Net asset value, end of period                                               $ 9.00      $10.38
Total investment return at net asset value(3) (%)                              7.15(4)    19.11
Total adjusted investment return at net asset value(3,5) (%)                   6.64(4)    18.24
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  3,296      16,994
Ratio of expenses to average net assets (%)                                    1.72(6)     1.73
Ratio of adjusted expenses to average net assets(7) (%)                        5.71(6)     2.60
Ratio of net investment income (loss) to average net assets (%)                1.53(6)     1.21
Ratio of adjusted net investment income (loss) to average net assets(7) (%)   (2.46)(6)    0.34
Portfolio turnover rate (%)                                                     0.3           9
Fee reduction per share ($)                                                    0.34(2)     0.09(2)
Average brokerage commission rate(8) ($)                                        N/A         N/A

(1)  Class A and Class B shares commenced operations on January 3, 1994.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                                           SPECIAL VALUE FUND 13

Utilities Fund

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES
                                TICKER SYMBOL    CLASS A: JHUAX   CLASS B: JHUBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks current income and, to the extent consistent with this goal, growth of income and long-term growth of capital. To pursue this goal, the fund invests primarily in public utilities companies, such as those whose principal business involves the generation, handling or sale of electricity, natural gas, water, waste management services or non-broadcast telecommunications services. Under normal circumstances, the fund will invest at least 65% of assets in these companies. The fund may invest in other industries if fund management believes it would help the fund meet its goal.

PORTFOLIO SECURITIES

[Clipart] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and convertible securities.

Foreign securities (including American Depository Receipts) and investment-grade debt securities may each comprise up to 25% of portfolio investments. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clipart] As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. Because the fund concentrates on a narrow segment of the economy, its performance is largely dependent on that segment's performance. Utilities stocks may be adversely affected by numerous factors, including government regulation and deregulation, environmental issues, competition and rising interest rates.

To the extent that it invests in foreign securities, the fund may be affected by additional risks such as currency, information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

PORTFOLIO MANAGEMENT

[Clipart] Gregory K. Phelps, leader of the fund's portfolio management team since April 1996, is a vice president of the adviser. He joined John Hancock Funds in January 1995 and has been in the investment business since 1981.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                      Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   5.00%     none
 Maximum sales charge imposed on
 reinvested dividends                                  none      none
 Maximum deferred sales charge                         none(1)   5.00%
 Redemption fee(2)                                     none      none
 Exchange fee                                          none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee (after expense limitation)(3)          0.26%     0.26%
 12b-1 fee(4)                                          0.30%     1.00%
 Other expenses                                        0.49%     0.49%
 Total fund operating expenses (after limitation)(3)   1.05%     1.75%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                            Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                         $60     $82      $105     $172
 Class B shares
   Assuming redemption
   at end of period                     $68     $85      $115     $188
   Assuming no redemption               $18     $55      $95      $188

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).

(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.70% for each class and total fund operating expenses would be 1.49% for Class A and 2.19% for Class B. The adviser may terminate this limitation in the future.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14 UTILITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

    [The table below was represented as a bar graph in the printed material.]


                  5/94(1)       5/95        5/96      12/96
                 (2.82)(4)      7.10       14.44



-------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                      5/94(1)       5/95        5/96      12/96
-------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                                         $ 8.50      $ 8.26      $ 8.48
Net investment income (loss)                                                   0.12(2)     0.44(2)     0.41(2)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                                 (0.36)       0.12        0.79
Total from investment operations                                              (0.24)       0.56        1.20
Less distributions:
   Dividends from net investment income                                        --         (0.34)      (0.41)
   Distributions from net realized gains on investments sold                   --          --         (0.10)
   Total distributions                                                         --         (0.34)      (0.51)
Net asset value, end of period                                               $ 8.26      $ 8.48      $ 9.17
Total investment return at net asset value(3) (%)                             (2.82)(4)    7.10       14.44
Total adjusted investment return at net asset value(3,5)                     (13.89)(4)    6.44       14.01
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                    781      19,229      22,574
Ratio of expenses to average net assets (%)                                    1.00(6)     1.04        1.04
Ratio of adjusted expenses to average net assets(7) (%)                       12.07(6)     1.70        1.47
Ratio of net investment income (loss) to average net assets (%)                4.53(6)     5.39        4.49
Ratio of adjusted net investment income (loss) to average net assets(7) (%)   (6.54)(6)    4.73        4.06
Portfolio turnover rate (%)                                                       6          98         124
Fee reduction per share ($)                                                    0.27(2)     0.05(2)     0.04(2)
Average brokerage commission rate(8) ($)                                        N/A         N/A         N/A


-------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                      5/94(1)       5/95        5/96      12/96
-------------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                                         $ 8.50      $ 8.25      $ 8.45
Net investment income (loss)                                                   0.08(2)     0.38(2)     0.34(2)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                                 (0.33)       0.12        0.79
Total from investment operations                                              (0.25)       0.50        1.13
Less distributions:
   Dividends from net investment income                                        --         (0.30)      (0.34)
   Distributions from net realized gains on investments sold                   --          --         (0.10)
   Total distributions                                                         --         (0.30)      (0.44)
Net asset value, end of period                                               $ 8.25      $ 8.45      $ 9.14
Total investment return at net asset value(4) (%)                             (2.94)(4)    6.31       13.68
Total adjusted investment return at net asset value(3,5)                     (14.01)(4)    5.65       13.25
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                    445      38,344      47,759
Ratio of expenses to average net assets (%)                                    1.72(6)     1.71        1.77
Ratio of adjusted expenses to average net assets(7) (%)                       12.79(6)     2.37        2.20
Ratio of net investment income (loss) to average net assets (%)                4.20(6)     4.64        3.77
Ratio of adjusted net investment income (loss) to average net assets(7) (%)   (6.87)(6)    3.98        3.34
Portfolio turnover rate (%)                                                       6          98         124
Fee reduction per share ($)                                                    0.27(2)     0.05(2)     0.04(2)
Average brokerage commission rate(7) ($)                                        N/A         N/A         N/A

(1)  Class A and Class B shares commenced operations on February 1, 1994.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                                               UTILITIES FUND 15

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock growth and income funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
Class A                                 Class B
--------------------------------------------------------------------------------

o  Front-end sales charges, as          o  No front-end sales charge; all
   described below. There are              your money goes to work for you
   several ways to reduce these            right away.
   charges, also described below.
                                        o  Higher annual expenses than
o  Lower annual expenses than Class        Class A shares.
   B shares.
                                        o  A deferred sales charge on
                                           shares you sell within six years
                                           of purchase, as described below.

                                        o  Automatic conversion to Class A
                                           shares after eight years, thus
                                           reducing future annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

Sovereign Investors Fund offers Class C shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see the back cover of this prospectus).

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            offering price  investment
 Up to $49,999              5.00%           5.26%
 $50,000 - $99,999          4.50%           4.71%
 $100,000 - $249,999        3.50%           3.63%
 $250,000 - $499,999        2.50%           2.56%
 $500,000 - $999,999        2.00%           2.04%
 $1,000,000 and over        See below


Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments
--------------------------------------------------------------------------------
 Your investment                CDSC on shares being sold
 First $1M - $4,999,999         1.00%
 Next $1 - $5M above that       0.50%
 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------
 Years after purchase            CDSC on shares being sold
 1st year                        5.00%
 2nd year                        4.00%
 3rd or 4th year                 3.00%
 5th year                        2.00%
 6th year                        1.00%
 After 6 years                   None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


16 YOUR ACCOUNT

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options.

Group Investment Program Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes the group's investments are lumped together, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability

To utilize: If you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.


To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  government entities that are prohibited from paying mutual fund sales charges

o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts

o  selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds

o  members of an approved affinity group financial services program


o  certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
   o non-retirement account: $1,000
   o retirement account: $250
   o group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.


                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
 Buying shares
--------------------------------------------------------------------------------
             Opening an account              Adding to an account
By check

[Clipart]    o  Make out a check for the     o  Make out a check for the
                investment amount, payable      investment amount payable
                to "John Hancock Signature      to "John Hancock Signature
                Services, Inc."                 Services, Inc."

             o  Deliver the check and your   o  Fill out the detachable
                completed application to        investment slip from an
                your financial                  account statement. If no
                representative, or mail         slip is available, include
                them to Signature Services      a note specifying the fund
                (address on next page).         name, your share class,
                                                your account number and the
                                                name(s) in which the
                                                account is registered.

                                             o  Deliver the check and your
                                                investment slip or note to
                                                your financial
                                                representative, or mail
                                                them to Signature Services
                                                (address on next page).

By exchange

[Clipart]    o  Call your financial          o  Call Signature Services to
                representative or Signature     request an exchange.
                Services to request an
                exchange.

By wire

[Clipart]    o  Deliver your completed       o  Instruct your bank to wire
                application to your             the amount of your
                financial representative,       investment to:
                or mail it to Signature         First Signature Bank & Trust
                Services.                       Account # 900000260
                                                Routing # 211475000
             o  Obtain your account number      Specify the fund name, your
                by calling your financial       share class, your account
                representative or Signature     number and the name(s) in
                Services.                       which the account is
                                                registered. Your bank may
             o  Instruct your bank to wire      charge a fee to wire funds.
                the amount of your
                investment to:
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000
                Specify the fund name,
                your choice of share class,
                the new account number and
                the name(s) in which the
                account is registered. Your
                bank may charge a fee to
                wire funds.

By phone

[Clipart]    See "By wire" and               o  Verify that your bank or
             "By exchange."                     credit union is a member of
                                                the Automated Clearing
                                                House (ACH) system.

                                             o  Complete the
                                                "Invest-By-Phone" and "Bank
                                                Information" sections on
                                                your account application.

                                             o  Call Signature Services to
                                                verify that these features
                                                are in place on your
                                                account.

                                             o  Tell the Signature Services
                                                representative the fund
                                                name, your share class,
                                                your account number, the
                                                name(s) in which the
                                                account is registered and
                                                the amount of your
                                                investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


18 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
             Designed for                    To sell some or all of your shares

By letter

[Clipart]    o  Accounts of any type.        o  Write a letter of
                                                instruction or complete a
             o  Sales of any amount.            stock power indicating the
                                                fund name, your share
                                                class, your account number,
                                                the name(s) in which the
                                                account is registered and
                                                the dollar value or number
                                                of shares you wish to sell.

                                             o  Include all signatures and
                                                any additional documents
                                                that may be required (see
                                                next page).

                                             o  Mail the materials to
                                                Signature Services.

                                             o  A check will be mailed to
                                                the name(s) and address in
                                                which the account is
                                                registered, or otherwise
                                                according to your letter of
                                                instruction.

By phone

[Clipart]    o  Most accounts.               o  For automated service 24
                                                hours a day using your
             o  Sales of up to $100,000.        touch-tone phone, call the
                                                EASI-Line at
                                                1-800-338-8080.

                                             o  To place your order with a
                                                representative at John
                                                Hancock Funds, call
                                                Signature Services between
                                                8 A.M. and 4 P.M. Eastern
                                                Time on most business days.

By wire or electronic funds transfer (EFT)

[Clipart]    o  Requests by letter to sell   o  Fill out the "Telephone
                any amount (accounts of any     Redemption" section of your
                type).                          new account application.

             o  Requests by phone to sell    o  To verify that the
                up to $100,000 (accounts        telephone redemption
                with telephone redemption       privilege is in place on an
                privileges).                    account, or to request the
                                                forms to add it to an
                                                existing account, call
                                                Signature Services.

                                             o  Amounts of $1,000 or more
                                                will be wired on the next
                                                business day. A $4 fee will
                                                be deducted from your
                                                account.

                                             o  Amounts of less than $1,000
                                                may be sent by EFT or by
                                                check. Funds from EFT
                                                transactions are generally
                                                available by the second
                                                business day. Your bank may
                                                charge a fee for this
                                                service.
By exchange

[Clipart]    o  Accounts of any type.        o  Obtain a current prospectus
                                                for the fund into which you
             o  Sales of any amount.            are exchanging by calling
                                                your financial
                                                representative or Signature
                                                Services.

                                             o  Call Signature Services to
                                                request an exchange.

------------------------------------------

Address
John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA 02217-1000

Phone
1-800-225-5291

Or contact your financial representative for instructions and assistance.

------------------------------------------


                    To sell shares through a systematic withdrawal plan, see "Additional investor services."



                                                                 YOUR ACCOUNT 19

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days
o  you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

o  a broker or securities dealer
o  a federal savings, cooperative or other type of bank
o  a savings and loan or other thrift institution o a credit union
o  a securities exchange or clearing agency

A  notary public CANNOT provide a signature guarantee.

                                                                       [Clipart]
--------------------------------------------------------------------------------
Seller                                       Requirements for written requests
--------------------------------------------------------------------------------

Owners of individual, joint, sole            o  Letter of instruction.
proprietorship, UGMA/UTMA
(custodial accounts for minors) or           o  On the letter, the signatures
general partner accounts.                       and titles of all persons
                                                authorized to sign for the
                                                account, exactly as the account
                                                is registered.

                                             o  Signature guarantee if
                                                applicable (see above).

Owners of corporate or association           o  Letter of instruction.
accounts.
                                             o  Corporate resolution, certified
                                                within the past 90 days.

                                             o  On the letter and the
                                                resolution, the signature of the
                                                person(s) authorized to sign for
                                                the account.

                                             o  Signature guarantee if
                                                applicable (see above).

Owners or trustees of trust                  o  Letter of instruction.
accounts.
                                             o  On the letter, the signature(s)
                                                of the trustee(s).

                                             o  If the names of all trustees are
                                                not registered on the account,
                                                please also provide a copy of
                                                the trust document certified
                                                within the past 60 days.

                                             o  Signature guarantee if
                                                applicable (see above).

Joint tenancy shareholders whose             o  Letter of instruction signed by
co-tenants are deceased.                        surviving tenant.

                                             o  Copy of death certificate.

                                             o  Signature guarantee if
                                                applicable (see above).

Executors of shareholder estates.            o  Letter of instruction signed by
                                                executor.

                                             o  Copy of order appointing
                                                executor.

                                             o  Signature guarantee if
                                                applicable (see above).

Administrators, conservators,                o  Call 1-800-225-5291 for
guardians and other sellers or                  instructions.
account types not listed above.


20 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.


Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.



Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends.Income dividends are typically paid quarterly, and capital gains dividends, if any, are typically paid annually.


                                                                 YOUR ACCOUNT 21

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, signature services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:


o  Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


22 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock growth and income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth and income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

       [Diagram outlining the business structure of John Hancock Funds.]


                                                                 FUND DETAILS 23

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.


Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Growth and Income Fund, Sovereign Balanced Fund and Utilities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification All of the growth and income funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                            Unreimbursed      As a % of
 Fund                       expenses          net assets
 Growth and Income          $   3,997,564     3.24%
 Independence Equity        $     227,836     4.18%
 Sovereign Balanced         $   3,097,061     3.72%
 Sovereign Investors        $   1,907,573     1.00%
 Special Value              $     807,110     7.50%
 Utilities                  $   1,584,645     3.41%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.


Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.



24 FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Class A investments
------------------------------------------------------------------------------------------------------------------------------------
                                                         Maximum
                                   Sales charge          reallowance           First year             Maximum
                                   paid by investors     or commission         service fee            total compensation(1)
                                   (% of offering price) (% of offering price) (% of net investment)  (% of offering price)
 Up to $49,999                     5.00%                 4.01%                 0.25%                  4.25%
 $50,000 - $99,999                 4.50%                 3.51%                 0.25%                  3.75%
 $100,000 - $249,999               3.50%                 2.61%                 0.25%                  2.85%
 $250,000 - $499,999               2.50%                 1.86%                 0.25%                  2.10%
 $500,000 - $999,999               2.00%                 1.36%                 0.25%                  1.60%

 Regular investments of
 $1 million or more
 First $1M - $4,999,999            --                    0.75%                 0.25%                  1.00%
 Next $1 - $5M above that          --                    0.25%                 0.25%                  0.50%

 Next $1 or more above that        --                    0.00%                 0.25%                  0.25%

 Waiver investments(2)             --                    0.00%                 0.25%                  0.25%

------------------------------------------------------------------------------------------------------------------------------------
 Class B investments
------------------------------------------------------------------------------------------------------------------------------------
                                                         Maximum
                                                         reallowance           First year             Maximum
                                                         or commission         service fee            total compensation
                                                         (% of offering price) (% of net investment)  (% of offering price)
 All amounts                                             3.75%                 0.25%                  4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

                                                                 FUND DETAILS 25

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth and income fund will be positive over any period of time.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses directly attributable to government or political actions of any sort.

Prepayment risk The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

--------------------------------------------------------------------------------
 Analysis of funds with 5% or more in junk bonds(1)
--------------------------------------------------------------------------------
      Quality rating
      (S&P/Moody's)(2)              Sovereign Balanced Fund

Investment-Grade Bonds
      AAA/Aaa                       17.7%
      AA/Aa                         2.0%
      A/A                           5.1%
      BBB/Baa                       4.2%
      BB/Ba                         2.6%
      B/B                           2.1%
--------------------------------------------------------------------------------
Junk Bonds
      CCC/Caa                       0.0%
      CC/Ca                         0.0%
      C/C                           0.0%
      % of portfolio in bonds       33.7%

|_| Rated by Standard & Poor's or Moody's

(1) Average weighted quality distribution for the most recent fiscal year.

(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.


26 FUND DETAILS

--------------------------------------------------------------------------------
Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10 Percent of total assets (italic type)
10 Percent of net assets (roman type)
(_) No policy limitation on usage; fund may be using currently
(_) Permitted, but has not typically been used
-- Not permitted

                                                                      Growth
                                                                      and     Independence  Sovereign  Sovereign  Special
                                                                      Income  Equity        Balanced   Investors  Value    Utilities
------------------------------------------------------------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements The borrowing of money from banks or through reverse repurchase agreements. Leverage,
credit risks.                                                         33.3     33.3         33          --        33.3     33.3

Repurchase agreements The purchase of a security that must later be sold back to the issuer at the same price plus interest.
Credit risk.                                                          (_)      (_)          (_)         (_)       (_)      (_)

Securities lending The lending of securities to financial
institutions, which provide cash or government securities as
collateral. Credit risk.                                              33       33.3         33.3        33.3      33.3     33.3

Short sales The selling of securities which have been borrowed on the expectation that the market price will drop.

o  Hedged. Hedged leverage, market, correlation, liquidity,
   opportunity risks.                                                 --       (_)          (_)         (_)       (_)      (_)

o  Speculative. Speculative leverage, market, liquidity risks.        --       (_)          --          --        (_)      --

Short-term trading Selling a security soon after purchase. A portfolio engag ing in short-term trading will have higher
turnover and transaction expenses. Market risk.                       (_)      (_)          (_)         (_)       (_)      (_)

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value
may change before delivery. Market, opportunity, leverage risks.      (_)      (_)          (_)         (_)       (_)      (_)

------------------------------------------------------------------------------------------------------------------------------------
Conventional securities


Non-investment-grade debt securities Debt securities rated below
BBB/Baa are considered junk bonds. Credit, market, interest rate,
liquidity, valuation and information risks.                           15       --           25          5         15       --


Foreign securities Securities issued by foreign companies, as well as American or European depository receipts, which are
dollar-denominated securities typically issued by American or
European banks and are based on ownership of securities issued by foreign companies. Market, currency, information, natural event,
political risks.                                                      35       (_)          35          (_)       50       25

Restricted and illiquid securities Securities not traded on the open market. May include illiquid Rule 144A securities.
Liquidity, valuation, market risks.                                   10       15           15          15        15       15

--------------------------------------------------------------------------------
Leveraged derivative securities

Financial futures and options; securities and index options
Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.


o  Futures and related options. Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity,
   opportunity risks.                                                 (_)      (_)          (_)         --        (_)      (_)


o  Options on securities and indices. Interest rate, currency, market, hedged or speculative leverage, correlation,
   liquidity, credit, opportunity risks.                              10(1)    (_)          5(1)        5(1)      5(1)     (_)

Currency contracts Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

o  Hedged. Currency, hedged leverage, correlation, liquidity,
   opportunity risks.                                                 (_)      --            (_)        --        (_)      (_)

o  Speculative. Currency, speculative leverage, liquidity risks.      --       --            --         --        --       --

(1) Applies to purchased options only.


                                                  FUND DETAILS 27

For more information
-----------------------------------------------------------------
Two documents are available that offer further information on John Hancock growth and income funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/ semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange
Commission and is incorporated by reference (is legally a part of this prospectus).


To request a free copy of the current
annual/semi-annual report or SAI,
please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds



[Logo] JOHN HANCOCK FUNDS
       A Global Management Firm
       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

                                               (C) 1996 John Hancock Funds, Inc.

                                                                      GINPN 5/97


       John Hancock Funds
        Financial Services

                       JOHN HANCOCK GROWTH AND INCOME FUND

                           CLASS A AND CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1997

This Statement of Additional Information provides information about John Hancock Growth and Income Fund (the "Fund"), in addition to the information that is contained in the combined Growth and Income Fund's Prospectus, dated May 1, 1997 (the "Prospectus"). The Fund is a diversified series of John Hancock Investment Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                           1 John Hancock Way STE 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS
                                                                        Page

Organization of the Trust ..........................................      2
Investment Objectives and Policies .................................      2
Investment Restrictions ............................................     14
Those Responsible for Management ...................................     16
Investment Advisory and Other Services .............................     25
Distribution Contracts .............................................     27
Net Asset Value ....................................................     29
Initial Sales Charge on Class A Shares .............................     30
Deferred Sales Charge on Class B Shares ............................     32
Special Redemptions ................................................     35
Additional Services and Programs ...................................     35
Description of the Fund's Shares ...................................     36
Tax Status .........................................................     37
Calculation of Performance .........................................     42
Brokerage Allocation ...............................................     43
Transfer Agent Services ............................................     45
Custody of Portfolio ...............................................     45
Independent Auditors ...............................................     45
Appendix A-Description of Bond Ratings .............................     A-1
Financial Statements ...............................................     F-1

ORGANIZATION OF THE FUND

The Trust is an open-end management investment company organized as a Massachusetts business trust under a Declaration of Trust dated December 12, 1984. Prior to December 22, 1994, the Fund was called Transamerica Growth and Income Fund.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), chartered in 1862 with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus.

The investment objective of the Fund is to obtain the highest total return, a combination of capital appreciation and current income, consistent with reasonable safety of capital. The Fund seeks to achieve its objective by allocating its assets between equity and fixed-income securities, including money market instruments. The Fund is designed primarily, but not exclusively, for the long-term investor as a base or central investment which may be termed a "core portfolio." While there is no limitation as to the proportion of the Fund's portfolio which may be invested in any type of security (unless otherwise stated below), the Fund does not intend to concentrate its investments in any particular industry. Depending upon the judgment of John Hancock Advisers, Inc. (the "Adviser") as to general market and economic conditions and other factors, the Fund may emphasize growth-oriented or income-oriented investments at different times and in varying degrees in pursuit of its objective.

Under normal circumstances, the Fund's equity investments will consist of common and preferred stocks which have yielded their holders a dividend return within the preceding 12 months and have the potential to increase dividends in the future; however, non-income producing securities may be held for anticipated increase in value.

The Fund may invest in U.S. Government securities and corporate bonds, notes and other debt securities of any maturity.

In selecting equity securities for the Fund, the Adviser emphasizes issuers whose equity securities trade at valuation ratios lower than comparable issuers or the Standard & Poor's Composite Index. Some of the valuation tools used include price to earnings, price to cash flow and price to sales ratios and earnings discount models. The Fund's portfolio will also include securities that the Adviser considers to have the potential for capital appreciation, due to potential recognition of earnings power or asset value which is not fully reflected in the securities' current market value. The Adviser attempts to identify investments which possess characteristics, such as high relative value, intrinsic value, going concern value, net asset value and replacement book value, which are believed to limit sustained downside price risk, generally referred to as the "margin of safety" concept. The Adviser also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria.

The Fund's investment policy reflects the Adviser's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exist which the strategically disciplined active equity manager can exploit in seeking to achieve an above-average rate of return. There can be no assurance that the Fund will achieve its investment objective.

Investment in Foreign Securities. As a matter of non-fundamental policy the Fund may invest up to 25% (and up to 35% during time of adverse U.S. market conditions) of its total assets in securities of foreign issuers including securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may include debt and equity securities of corporate and governmental issuers in countries with emerging economies or securities markets. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United State's economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiently and balance of payments position.

The dividends in some cases, capital gains and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing less established markets and economies. Political, legal and economic structure in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities. Appendix A contains further information concerning the ratings of Moody's and S&P and their significance.

Lower Rated High Yield "High Risk" Debt Obligations. As a matter of nonfundamental policy, the Fund may invest up to 15% of its net assets in high yielding, fixed income instruments below investment grade; that is, securities rated as low as Ca by Moody's Investors Service, Inc. ("Moody's") or CC by Standard & Poor's Ratings Group S&P.

Securities rated lower than Baa by Moody's or BBB by Standard & Poor's are sometimes referred to as junk bonds. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The credit ratings of Moody's and Standard & Poor's, such as those ratings described here, may not be changed by Moody's and Standard & Poor's in a timely fashion to reflect subsequent economic events. The credit ratings or securities do not reflect an evaluation of market risk. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the issuer's ability to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond more to short-term corporate and market developments than do those of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its on going debt obligations. The Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions.

Reduced volume and liquidity in the high yield high risk bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the

Fund's investment in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. The Fund also may invest in zero coupon bonds, which have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Both types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Government Securities. As a matter of nonfundamental policy, the Fund's investments in fixed income securities may include U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Short-Term Bank and Corporate Obligations. As a matter of nonfundamental policy, the Fund's investments in short-term investment grade securities may include depository-type obligations of banks and savings and loan associations and other high quality money market instruments consisting of short-term obligations of the U.S. Government or its agencies and commercial paper rated at least P-1 by Moody's or A-1 by Standard & Poor's. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Depository-type obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase Agreements. In a repurchase agreement the Fund buy a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's net assets.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain of the Fund's custodian separate account consisting of liquid securities, of any type or maturity, an amount at least equal to the repurchase process of the securities (plus any accrued interest thereon) under such agreements. The Fund will not enter into reverse repurchase agreements exceeding in the aggregate 33 1/3% of the market value of its total assets. In addition, the Fund will not purchase additional securities while any borrowings are outstanding. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Foreign Currency Transactions. As a matter of nonfundamental policy, the foreign currency exchange transactions of the Fund may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may enter into forward foreign currency exchange contracts involving currencies of the different countries in which it may invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions. The Fund will not attempt to hedge all of its foreign portfolio positions and will not engage in speculative forward currency transactions.

If the Fund enters into a forward contract to purchase foreign currency, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount necessary to complete the forward contract. These assets will be marked to market daily, and, if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal to the amount of the Fund's commitments in purchased forward contracts.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, or on any securities index based on securities in which it may invest or any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options or securities and securities indices to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
The Fund may purchase and write currency options only for hedging purposes.

The Fund will not purchase a call or put option if as a result the premium paid for the option, together with premiums paid for all other stock options and options on stock indexes then held by the Fund, exceed 10% of the Fund's total net assets. In addition, the Fund may not write put options on securities or securities indices with aggregate exercise prices in excess of 50% of the Fund's total net assets measured at the Fund's net asset value at the time the option is written.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

The Fund may not write uncovered options. The Fund will write listed and over-the-counter call options only if they are covered, which means that the Fund owns or has the immediate right to acquire the securities underlying the options without additional cash consideration upon conversion or exchange of other securities held in its portfolio. A call option written by the Fund may also be "covered" if the Fund holds in a share-for-share basis a covering call on the same securities where (i) the exercise price of the covering call held is
(a) equal to the exercise price of the call written or (b) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash, U.S. Treasury bills or high grade liquid debt obligations in a segregated account with the Fund's custodian, and (ii) the covering call expires at the same time as the call written.

The Fund will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash or short-term investments equal to the aggregate exercise prices of such put options or an offsetting option. In additional, the Fund will write call options on indices only if, on the date on which any such options is written, it holds securities qualified to serve as "cover" under the applicable rules of national securities exchanges or maintains in a segregated account an amount of cash or short-term investments equal to the aggregate exercise price of such call options with a value at least equal to the value of the index times the multiplier or an offsetting option.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees. In addition, the Fund will acquire only those OTC options for which management believes the Fund can receive on each business day two separate bids or offers (one of which will be from an entity other than a party to the option) or those options valued by an independent pricing service. Each Fund will write and purchase OTC options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or their affiliates which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar]value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with]portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Restricted Securities. As a matter of nonfundamental policy, the Fund will not invest more than 10% of its total assets in securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. In addition, as a matter of nonfundamental policy, the Fund will not invest more than 10% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific section 4(2) paper or Rule 144A securities, that are liquid, they will not be subject to the 10% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund may not lend portfolio securities having a total value exceeding 33% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increase the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock. No such purchase will be made by the Fund, however, if the Fund's holdings of warrants (valued at lower of cost or market) would exceed 5% of the value of the Fund's net assets as a result of the purchase. In addition, the Fund will not purchase rights or warrants which is not listed on the New York or American Stock Exchange of the purchase would result in the Fund's only unlisted warrants on an amount exceed of 2% of its net assets.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. As a matter of nonfundamental policy, the Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing the Fund's portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses and may make it more difficult for the Fund to qualify as a regulated investment company for Federal income tax purposes. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. A majority for this purpose means approval by the lesser of: (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

         The Fund may not:

         1. Invest in real estate (including interests in real estate investment trusts) or commodities.

         2. Invest in a company having a record of less than three years' continuous operation, which may include the operations of any predecessor company or enterprise to which the company has succeeded by merger, consolidation, reorganization or purchase of assets.

         3.       Buy securities on margin or sell short.

         4. Purchase securities of a company in which any officer or trustee of the Trust or the Adviser owns beneficially more than of 1% of the securities of such company and all such officers and trustees own beneficially in the aggregate more than 5% of the securities of such company.

         5. Borrow money except for temporary or emergency purposes, and then not in excess of 10% of its gross assets taken at cost. Assets taken at market may not be pledged to an extent greater than 15% of gross assets taken at cost (although this would permit the Fund to pledge, mortgage or hypothecate its portfolio securities to the extent that the percentage of pledged securities would exceed 10% of the offering price of the Fund's shares, it will not do so as a matter of operating policy in order to comply with certain state statutes or investment restrictions); any such loan must be from a bank and the value of the Fund's assets, including the proceeds of the loan, less other liabilities of the Fund, must be at least three times the amount of the loan. (Although the Fund has never borrowed any money or pledged any portion of its assets, and has no intention of doing so, in the event that such borrowing became necessary, the Fund expects that additional portfolio securities would not be purchased while the borrowing is outstanding). The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of net assets.

         6. Make loans to any of its officers or trustees, or to any firms, corporations or syndicates in which officers or trustees of the Trust have an aggregate interest of 10% or more. It is the intention of the Trust not to make loans of any nature, except the Fund may enter into repurchase agreements and lend its portfolio securities (as permitted by the Investment Company Act of 1940) as referred to under "Investment Objectives and Policies" above. In addition, the purchase of a portion of an issue of a publicly issued corporate debt security is not considered to be the making of a loan.

         7. Purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if as a result of such purchase more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in any one industry.

         8. Issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder; except insofar as the Fund may be deemed to have issued a senior security by reason of entering into a repurchase agreement or engaging in permitted borrowings.

         9. Purchase securities which will result in the Fund's holdings of the issuer thereof to be more than 5% of the value of the Fund's total assets (exclusive of U.S. Government securities).

         10. Purchase more than 10% of the voting securities of any class of securities of any one issuer.

Nonfundamental Investment Restriction. The following restrictions are designated as nonfundamental and may be changed by the Trustees with the shareholder approval.

The Fund may not purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds. In addition, as a nonfundamental restriction, the Fund may not purchase the shares of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees.

The Fund has also undertaken to one or more states to abide by additional restrictions so long as its securities are registered for sale in such states. The most restrictive undertakings presently in effect are that the Fund shall not invest in oil, gas or other mineral or development programs and that the Fund's use of margin shall be only for such short-term loans as are necessary for the clearance of purchases and sales of securities.

Additionally, the Fund will not invest more than 15% of its total assets in the aggregate in securities of issuers which, together with any predecessors, have a record of less than three years continuous operation, and in securities of issuers which are restricted as to disposition, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and the Fund will not, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trust's Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers and directors of the Adviser or officers and directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)               Officer, the Adviser and The
Boston, MA  02199                                                              Berkeley Financial Group ("Berkeley
October 1944                                                                   Group"); Chairman, NM Capital
                                                                               Management, Inc. ("NM Capital") and
                                                                               John Hancock Advisers International
                                                                               Limited ("Advisers International");
                                                                               Chairman, Chief Executive Officer
                                                                               and President, John Hancock Funds,
                                                                               Inc. ("John Hancock Funds"), First
                                                                               Signature Bank and Trust Company
                                                                               and Sovereign Asset Management
                                                                               Corporation ("SAMCorp."); Director,
                                                                               John Hancock Insurance Agency, Inc.
                                                                               ("Insurance Agency, Inc."), John
                                                                               Hancock Capital Corporation and New
                                                                               England/Canada Business Council;
                                                                               Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Vice Chairman and
                                                                               President, the Adviser (until July
                                                                               1992); Chairman, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994); Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.




                                       17

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James F. Carlin                         Trustee (3)                            Chairman and CEO, Carlin
233 West Central Street                                                        Consolidated, Inc.
Natick, MA 01760                                                               (management/investments); Director,
April 1940                                                                     Arbella Mutual Insurance Company
                                                                               (insurance), Consolidated Group
                                                                               Trust (insurance administration),
                                                                               Carlin Insurance Agency, Inc., West
                                                                               Insurance Agency, Inc. (until May
                                                                               1995) Uno Restaurant Corp.;
                                                                               Chairman, Massachusetts Board of
                                                                               Higher Education (since 1995);
                                                                               Receiver, the City of Chelsea (until
                                                                               August 1992).

William H. Cunningham                   Trustee (3)                            Chancellor, University of Texas
601 Colorado Street                                                            System and former President of the
O'Henry Hall                                                                   University of Texas, Austin, Texas;
Austin, TX 78701                                                               Lee Hage and Joseph D. Jamail
January 1944                                                                   Regents Chair of Free Enterprise;
                                                                               Director, LaQuinta Motor Inns, Inc.
                                                                               (hotel management company);
                                                                               Director, Jefferson-Pilot
                                                                               Corporation (diversified life
                                                                               insurance company) and LBJ
                                                                               Foundation Board (education
                                                                               foundation); Advisory Director,
                                                                               Texas Commerce Bank - Austin.


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.




                                       18

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Charles F. Fretz                        Trustee (3)                            Retired; self employed; Former Vice
RD #5, Box 300B                                                                President and Director, Towers,
Clothier Springs Road                                                          Perrin, Foster & Crosby, Inc.
Malvern, PA  19355                                                             (international management
June 1928                                                                      consultants) (1952-1985).

Harold R. Hiser, Jr.                    Trustee (3)                            Executive Vice President,
123 Highland Avenue                                                            Schering-Plough Corporation
Short Hill, NJ  07078                                                          (pharmaceuticals) (retired 1996);
October 1931                                                                   Director, ReCapital Corporation
                                                                               (reinsurance) (until 1995).

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser; Director,
Boston, MA  02199                                                              The Berkeley Group, John Hancock
April 1953                                                                     Funds; Director, Advisers
                                                                               International; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Senior Vice
                                                                               President, the Adviser (until
                                                                               December 1993); Director, Signature
                                                                               Services (until January 1997).

Charles L. Ladner                       Trustee (3)                            Director, Energy North, Inc. (public
UGI Corporation                                                                utility holding company) (until
P.O. Box 858                                                                   1992); Senior Vice President of UGI
Valley Forge, PA  19482                                                        Corp. Holding Company Public
February 1938                                                                  Utilities, LPGAS.


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.




                                       19

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Leo E. Linbeck, Jr.                     Trustee (3)                            Chairman, President, Chief Executive
3810 W. Alabama                                                                Officer and Director, Linbeck
Houston, TX 77027                                                              Corporation (a holding company
August 1934                                                                    engaged in various phases of the
                                                                               construction industry and
                                                                               warehousing interests); Former
                                                                               Chairman, Federal Reserve Bank of
                                                                               Dallas (1992, 1993); Chairman of
                                                                               the Board and Chief Executive
                                                                               Officer, Linbeck Construction
                                                                               Corporation; Director, PanEnergy
                                                                               Corporation (a diversified energy
                                                                               company), Daniel Industries, Inc.
                                                                               (manufacturer of gas measuring
                                                                               products and energy related
                                                                               equipment), GeoQuest International
                                                                               Holdings, Inc. (a geophysical
                                                                               consulting firm) (1980-1993);
                                                                               Former Director, Greater Houston
                                                                               Partnership (1980 -1995).

Patricia P. McCarter                    Trustee (3)                            Director and Secretary, The McCarter
1230 Brentford Road                                                            Corp. (machine manufacturer).
Malvern, PA  19355
May 1928


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.




                                       20

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Steven R. Pruchansky                    Trustee (1, 3)                         Director and President, Mast
4327 Enterprise Avenue                                                         Holdings, Inc. (since 1991);
Naples, FL  33942                                                              Director, First Signature Bank &
August 1944                                                                    Trust Company (until August 1991);
                                                                               Director, Mast Realty Trust (until
                                                                               1994); President, Maxwell Building
                                                                               Corp. (until 1991).

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc.,
                                                                               SAMCorp. and NM Capital; Trustee,
                                                                               The Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, John Hancock Property and
                                                                               Casualty Insurance and its
                                                                               affiliates (until November 1993);
                                                                               Director, Signature Services (until
                                                                               January 1997).

Norman H. Smith                         Trustee (3)                            Lieutenant General, United States
243 Mt. Oriole Lane                                                            Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                              for Manpower and Reserve Affairs,
March 1933                                                                     Headquarters Marine Corps;
                                                                               Commanding General III Marine
                                                                               Expeditionary Force/3rd Marine
                                                                               Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.





                                       21

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

John P. Toolan                          Trustee (3)                            Director, The Smith Barney Muni Bond
13 Chadwell Place                                                              Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                          Money Funds, Inc., Vantage Money
September 1930                                                                 Market Funds (mutual funds), The
                                                                               Inefficient-Market Fund, Inc.
                                                                               (closed-end investment company) and
                                                                               Smith Barney Trust Company of
                                                                               Florida; Chairman, Smith Barney
                                                                               Trust Company (retired December,
                                                                               1991); Director, Smith Barney,
                                                                               Inc., Mutual Management Company and
                                                                               Smith Barney Advisers, Inc.
                                                                               (investment advisers) (retired
                                                                               1991); Senior Executive Vice
                                                                               President, Director and member of
                                                                               the Executive Committee, Smith
                                                                               Barney, Harris Upham & Co.,
                                                                               Incorporated (investment bankers)
                                                                               (until 1991).

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Senior Vice President,
                                                                               The Berkeley Group; President, the
                                                                               Adviser (until December 1994);
                                                                               Director, Signature Services (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.




                                       22

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, SAMCorp.,
                                                                               Insurance Agency, Inc. and NM
                                                                               Capital; Counsel, John Hancock
                                                                               Mutual Life Insurance Company (until
                                                                               January 1996).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and  The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until 1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or Trustees and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of March , 1997, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust and the Fund and to the knowledge of the registrant, owner of 5% or more of the shares of either class of the Fund's shares:

No other person(s) owned of record or was known by the Trust to beneficially own as much as 5% of the outstanding shares of the Trust or of either class of the Fund's shares.

From December 22, 1994 until December 22, 1996, the Trustees established an Advisory Board to facilitate a smooth transition of management between Transamerica Fund Management Company ("TFMC"), the prior investment adviser, and the Adviser. The members of the Advisory Board were distinct from the Trustees, did not serve the Fund in any other capacity and were persons who had no power to determine what securities were purchased or sold on behalf of the Fund.

Compensation of the Trustees and Advisory Board. The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees and the Advisory Board members for their services. Ms. Hodsdon and Messrs. Boudreau and Scipione, each a non-Independent Trustee, and each of the officers of the Trust are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Funds for their services. The compensation to the Trustees from the Fund shown below is for the Fund's period from September 1, 1996 to December 31, 1996.

                                                        Total Compensation
                               Aggregate                from all Funds in
                               Compensation             John Hancock Fund
Independent Trustees           from the Fund+           Complex to Trustees**
--------------------           --------------           ---------------------

James F. Carlin                  $  287                      $ 74,250
William H. Cunningham*              287                        74,250
Charles F. Fretz                    287                        74,500
Harold R. Hiser, Jr.*               147                        70,250
Charles L. Ladner                   287                        74,500
Leo E. Linbeck, Jr.                 287                        74,250
Patricia P. McCarter*               287                        74,250
Steven R. Pruchansky*               341                        77,500
Norman H. Smith*                    341                        77,500
John P. Toolan*                     287                        74,250
                                 ------                      --------
Totals                           $3,838                      $745,500

         *As of December 31, 1996, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund complex for Mr. Cunningham was $131,741, for Mr. Hiser was $90,972, for Ms. McCarter was $67,548, for Mr. Pruchansky was $28,731, for Mr. Smith was $32,314 and for Mr. Toolan was $ 163,385 under the John Hancock Deferred Compensation Plan for Trustees.

         **The total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of the calendar year ended December 31, 1996. As of such date there were 68 funds in the John Hancock Funds Complex, of which each of these Independent Trustees serve 32.

                                                         Total Compensation from
                                 Aggregate               all Funds in John
                                 Compensation            Hancock Fund Complex
Advisory Board                   from the Fund*          to Advisory Board*
--------------                   --------------          -----------------
R. Trent Campbell                                             $ 47,000
Mrs. Lloyd Bentsen                                              47,000
Thomas R. Powers                                                47,000
Thomas B. McDade                                                47,000
                                   ---------                  --------

TOTALS                                                        $188,000

* For the period from September 1, 1996 to December 31, 1996.
** For the calendar year ended December 31, 1996.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and currently has more than $19 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $80 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an  investment  management  contract  with the Adviser
(the "Advisory Agreement"), which was approved by the Fund's shareholders as manager and investment adviser, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodian including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly in arrears, equal on an annual basis to 0.625% of the Fund's average daily net asset value.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the fiscal years ended August 31, 1994 advisory fees paid by the Fund to TFMC, the Fund's former investment adviser, amounted to $1,322,162. For the fiscal year ended August 31, 1995 , advisory fees paid by the Fund to TFMC, the Fund's former investment adviser and the Adviser amounted to $468,939 and $972,142 respectively. For the fiscal year ended August 31, 1996, the advisory fee paid by the Fund to the Adviser amounted to $ 1,616,654. For the period from September 1, 1996 to December 31, 1996, the advisory fee paid by the Fund to the Adviser amounted to $_____________.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the investment management contract, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the investment management contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the investment management contract or any extension, renewal or amendment thereof remains in effect. If the Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement was last approved on (______) by all of the Trustees. The Advisory Agreement, and the Distribution Agreement discussed below, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are no parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if it is assigned.

Administrative Services Agreement. The Fund was a party to an administrative services agreement with TFMC (the "Services Agreement"), pursuant to which TFMC performed bookkeeping and accounting services and functions, including preparing and maintaining various accounting books, records and other documents and keeping such general ledgers and portfolio accounts as are reasonably necessary for the operation of the Fund. Other administrative services included communications in response to shareholder inquiries and certain printing expenses of various financial reports. In addition, staff and office space, facilities and equipment was provided as necessary to provide administrative services to the Fund. The Services Agreement was amended in connection with the appointment of the Adviser as adviser to the Fund to permit services under the Agreement to be provided to the Fund by the Adviser and its affiliates. The Services Agreement was terminated during the fiscal year 1995.

For the fiscal years ended August 31, 1994 and 1995, the Fund paid to TFMC (pursuant to the Services Agreement) $153,060 and $31,385, respectively, of which $132,005 and $20,130, respectively, was retained by TFMC and $21,055 and $11,255, respectively, was paid for certain data processing and pricing information services.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the period from September 1, 1996 to December 31, 1996, the Fund paid the Adviser $_______ for services under this agreement

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 25% and 1.00%, respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses at any time. For the period from September 1, 1996 to December 31, 1996, an aggregate of $___________ of distribution expenses or _________% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will, in any event, be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, these is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the period from September 1, 1996 to December 31, 1996, the Funds paid John Hancock Funds the following amounts of expenses with respect to the Class A and Class B shares of the Fund:


                                  Expense Items


                                         Printing and
                                         Mailing of                                                 Interest
                                         Prospectus to      Compensation          Expenses of       Carrying or
                                         New                to Selling            John Hancock      Other Finance
                      Advertising        Shareholders       Brokers               Funds             Charges
                      -----------        ------------       -------               -----             -------
Class A shares         $                  $                   $                   $                 $      0

Class B shares         $                  $                   $                   $                 $

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available , or the value has been materially affected by the events occurring after closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed an the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the Investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Combined Purchases. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21 purchasing securities for his or her own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company. *

o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan of the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o        A member of an approved affinity group financial services plan.*

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

                  Amount Invested                                     CDSC Rate
                  ---------------                                     ---------

         $1 to $4,999,999                                               1.00%
         Next $5 million to $9,999,999                                  0.50%
         Amounts of $10 million and over                                0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of a reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current account value of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (LOI), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These qualified retirement plans include IRA, SEP, SARSEP, 401(k), 403(b) (including TSAs) and 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have been applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charges as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrow shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of a sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including Class B shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. However, you cannot redeem appreciation value only in order to avoid a CDSC.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

         Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

         o        Proceeds of 50 shares redeemed at $12 per share      $    600
         o        Minus proceeds of 10 shares not subject to CDSC
                  (dividend reinvestment)                                  -120
         o        Minus appreciation on remaining shares
                  (40 shares X 2)                                           -80
                                                                       --------
         o        Amount subject to CDSC                               $    400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectus for additional information regarding the CDSC.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*        Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a
         CDSC).

For Retirement Accounts (such as IRA, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit Sharing Plan).

*Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA accounts that purchased shares prior to May 15, 1995.
Please see matrix for reference.

CDSC Waiver Matrix for Class B Funds

------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Type of                   401(a) Plan       403(b)            457              IRA, IRA           Non-retirement
Distribution              (401(k), MPP,                                        Rollover
                          PSP)
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Death or                  Waived            Waived            Waived           Waived             Waived
Disability
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Over 70 1/2               Waived            Waived            Waived           Waived for         12% of account
                                                                               mandatory          value annually in
                                                                               distributions or   periodic payments
                                                                               12% of account
                                                                               value annually
                                                                               in periodic
                                                                               payments
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Between 59 1/2            Waived            Waived            Waived           Waived for Life    12% of account
and 70 1/2                                                                     Expec- tancy or    value annually in
                                                                               12% of account     periodic payments
                                                                               value annually
                                                                               in periodic
                                                                               payments
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Under 59 1/2              Waived            Waived for        Waived for       Waived for         12% of account
                                            annuity           annuity          annuity payments   value annually in
                                            payments (72t)    payments (72t)   (72t) or 12% of    periodic payments
                                            or 12% of         or 12% of        account value
                                            account value     account value    annually in
                                            annually in       annually in      periodic payments
                                            periodic          periodic
                                            payments          payments
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Loans                     Waived            Waived            N/A              N/A                N/A
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Termination of            Not Waived        Not Waived        Not Waived       Not Waived         N/A
Plan
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Hardships                 Waived            Waived            Waived           N/A                N/A
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------
Return of Excess          Waived            Waived            Waived           Waived             N/A
------------------------- ----------------- ----------------- ---------------- ------------------ ---------------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he or she will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule the Fund must redeem shares for cash except to the extent that the redemption payment to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the Fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund, John Hancock Intermediate Maturity Government Fund and John Hancock Limited-Term Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The fund may refuse any exchange order. The Fund may changed or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class B shares of the Fund could be disadvantageous to a shareholder because of the CDSC imposed on redemptions of Class B shares. Therefore, a shareholder should not purchase Class B shares of the Fund at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus and the Account Privileges Application. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the Monthly Automatic Accumulation Program may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinvestment Privilege. Upon notification of Signature Services, a shareholder who has redeemed Class B shares of the Fund and paid a CDSC thereon, may, within 120 days after the date of redemption, reinvest any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund and, upon such reinvestment, the shareholder's account will be credited with the amount of any CDSC charged upon the redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A shares and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class; (ii) Class B shares will pay higher distribution and service fees than Class A shares; and (iii) each of Class A shares and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple- class structure. Similarly, the net asset value per share may vary depending whether Class A shares or Class B shares are purchased.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

The Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net short-term and long-term capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the Code to less than 30% of its gross income for each taxable year, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss after consideration of certain regulations on the treatment of "post-October losses" the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to qualify to pass such taxes through to its shareholders, who consequently will not take such taxes into account on their own tax returns. However, the Fund will deduct such taxes in determining the amount it has available for distribution to shareholders.

The amount of the Fund's net short-term and long-term capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities or enter into options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends in additional shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no capital loss carry forward available to offset future net realized capital gains.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payment. The mark to market rules applicable to certain options and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, foreign currency positions, and foreign currency forward contracts.

Certain options and forward foreign currency transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain foreign currency-related forward contracts or options, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of the Fund's losses on its transactions involving options or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and forward contracts in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.


CALCULATION OF PERFORMANCE

As of December 31, 1996, the average annual total returns of the Class A shares of the Fund for the one, five and ten year periods were 16.08%, 11.07%, and 12.10%, respectively. As of December 31, 1996, the average annual returns for the Fund's Class B shares for the one and five year periods and since inception on August 22, 1991 were 16.25%, 11.08% and 12.53%, respectively.

The Fund's total return is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:


                         Yield = 2([(a - b) + 1] 6 - 1
                                      ---
                                       cd

Where:

P =            a hypothetical initial investment of $1,000.

T =            average annual total return.

n =            number of years.

ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and l10 year periods.

In the case of Class A shares or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sale charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's maximum sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:


     n _____
T = \ /ERV/P - 1


Where:

         a=       dividends and interest earned during the period.

         b=       net expenses accrued during the period.

         c= the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.

         d= the maximum offering price per share on the last day of the period (NAV where applicable).


From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities of the Fund and the allocation of brokerage commissions are made by the Adviser and officers of the Fund pursuant to recommendations made by its investment committee of the Adviser, which consists of officers and Trustees of the Adviser who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Advisers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended August 31, 1996, 1995 and 1994, the Fund paid negotiated brokerage commissions of $246,980, $1,135,806 and $373,133, respectively. For the period from September 1, 1996 to December 31, 1996, the fund paid negotiated brokerage commissions of $____________.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the period from September 1, 1996 to December 31, 1996, the Fund pay $42,840 commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc. ("Distributors" or "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the year ended December 31, 1996, the Fund did not execute any portfolio transactions with then affiliated brokers.

Any of the Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities and the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transaction as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way STE 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $19.00 for each Class A shareholder and $21.50 for each Class B shareholder plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts 02111. Under the custodian agreement, IBT performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

_________________, ____________________,  Boston,  Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements of the Fund included in the Prospectus and this Statement of Additional Information have been audited by _________________ for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                           Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

                         MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                         STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

                              FINANCIAL STATEMENTS

                          John Hancock Investment Trust

                                     PART C.

                                OTHER INFORMATION

Item 24.        Financial Statements and Exhibits

     (a) Not applicable.

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.

Item 26.  Number of Holders of Securities

     As of January 31, 1997, the number of record holders of shares of Registrant was as follows:

          Title of Class                               Number of Record Holders
          --------------                               ------------------------

          John Hancock Growth & Income Fund
          Class A Shares -                                     12,593
          Class B Shares -                                     12,852

          John Hancock Sovereign Investors Fund
          Class A Shares -                                    118,197
          Class B Shares -                                     39,012
          Class C Shares -                                        185

          John Hancock Sovereign Balanced Fund
          Class A Shares -                                      8,041
          Class B Shares -                                      8,296

Item 27.  Indemnification

     Section 4.3 of Registrant's Declaration of Trust provides that (i) every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series, to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and that
     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     However, no indemnification shall be provided to a Trustee or officer (i) against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof; (iii) in the event of a settlement or other disposition not involving a final adjudication resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by (A) a court by (B) a majority of the Non- interested trustees or independent legal counsel, or
     (C) a vote of the majority of the Fund's outstanding shares.

     The rights of indemnification may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding may be advanced by the Trust or a Series thereof before final disposition, if the recipient undertakes to repay the amount if it is ultimately determined that he is not entitled to indemnification, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

          For purposes of indemnification Non-interested Trustee" is one who (i) is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

     (b) Under the Distribution Agreement. Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such as person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the Registrant's Amended and Restated Articles of Incorporation, Article 10.1 of the Registrant's By-Laws, The underwriting Agreement, the By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and other Connections of Investment Adviser

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms ADV (801-8124) filed under the Investment Advisers Act of 1940, herein incorporated by reference.

Item 29.  Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Limited-Term Government Fund, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series Fund, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Investment Trust III and John Hancock Investment Trust IV.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


  Name and Principal                Positions and Offices                  Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------
Edward J. Boudreau, Jr.       Director, Chairman, President and         Trustee, Chairman, and Chief
101 Huntington Avenue              Chief Executive Officer                   Executive Officer
Boston, Massachusetts

 Robert H. Watts                    Director, Executive Vice                        None
John Hancock Place              President and Chief Compliance
P.O. Box 111                               Officer
Boston, Massachusetts

Robert G. Freedman                          Director                       Vice Chairman and Chief
101 Huntington Avenue                                                         Investment Officer
Boston, Massachusetts

Stephen M. Blair                   Executive Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

James W. McLaughlin                  Senior Vice President                          None
101 Huntington Avenue                          and
Boston, Massachusetts                Chief Financial Officer

David A. King                               Director                                None
101 Huntington Avenue
Boston, Massachusetts

James B. Little                      Senior Vice President                Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

William S. Nichols                   Senior Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin                     Vice President and Secretary                 Vice President
101 Huntington Avenue
Boston, Massachusetts


                                      C-5

  Name and Principal                Positions and Offices                  Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------

Susan S. Newton                         Vice President                 Vice President and Secretary
101 Huntington Avenue
Boston, Massachusetts

Christopher M. Meyer              Second Vice President and                         None
101 Huntington Avenue                     Treasurer
Boston, Massachusetts

Stephen L. Brown                           Director                                 None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                          Director                                 None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                        Director                                 None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                        Director                               Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon                            Director and Executive                 President
101 Huntington Avenue                      Vice President
Boston, Massachusetts


                                      C-6

  Name and Principal                Positions and Offices                  Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------

Richard O. Hansen                          Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                           Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster L. Aborn                            Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                      Director                                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                        Director                                  None
53 State Street
Boston, Massachusetts

James V. Bowhers                    Executive Vice President                         None
101 Huntington Avenue
Boston, Masschusetts

Anthony P. Petrucci                   Senior Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                     Senior Vice President                          None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith Harstein                        Senior Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

                                      C-7


  Name and Principal                Positions and Offices                  Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------

Griselda Lyman                            Vice President                             None
101 Huntington Avenue
Boston, Massachusetts

Karen Walsh                               Vice President                             None
101 Huntington Avenue
Boston, Massachusetts

     (c) None.

Item 30.  Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 27th day of February, 1997.

                                            JOHN HANCOCK INVESTMENT TRUST

                                            By:             *
                                               ---------------------------------
                                            Edward J. Boudreau, Jr.
                                            Chairman and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                               Title                                 Date
       ---------                               -----                                 ----
             *
------------------------            Chairman and Chief Executive
Edward J. Boudreau, Jr.         Officer (Principal Executive Officer)


/s/ James B. Little
------------------------          Senior Vice President and Chief             February 27, 1997
James B. Little                    Financial Officer (Principal
                                 Financial and Accounting Officer)

             *                               Trustee
------------------------
James F. Carlin

             *                               Trustee
------------------------
William H. Cunningham

             *                               Trustee
------------------------
Charles F. Fretz

             *                               Trustee
------------------------
Harold R. Hiser, Jr.

             *                               Trustee
------------------------
Anne C. Hodsdon


------------------------                     Trustee
Charles L. Ladner


                                      C-9

       Signature                               Title                                 Date
       ---------                               -----                                 ----


             *
------------------------                     Trustee
Leo E. Linbeck, Jr.

             *
------------------------                     Trustee
Patricia P. McCarter

             *                               Trustee
------------------------
Steven R. Pruchansky

             *                               Trustee
------------------------
Norman H. Smith

             *
------------------------                     Trustee
Richard S. Scipione

             *                               Trustee
------------------------
John P. Toolan


By:      /s/Susan S. Newton                                                   February 27, 1997
         ------------------
         Susan S. Newton,
         Attorney-in-Fact
         Powers of Attorney dated
         June 25, 1996.

                               Index to Exhibits

Exhibit No.                        Description

99.B1 Amended and Restated Declaration of Trust of John Hancock Investment Trust dated July 1, 1996.***

99.B2              Amended and Restated By-Laws dated November 19, 1996.****

99.B3              Not Applicable.

99.B4 Form of Class A Share and Class B Share Certificates for Growth and Income Fund.**

99.B5 Investment Advisory Agreement between John Hancock Advisers, Inc. and the Registrant on behalf of Growth and Income Fund.*

99.B5.1 Amended and Restated Administrative Service Agreement among Transamerica Fund Management Company, Transamerica Funds Distributor, Inc., and the Registrant on behalf of Growth and Income Fund.*

99.B5.2 Investment Management Contract between John Hancock Advisers, Inc. and the Registrant on behalf of Sovereign Investors
                   Fund dated December 2, 1996.+

99.B5.3 Investment Management Contract between John Hancock Advisers, Inc. and the Registrant on behalf of Sovereign Balanced
                   Fund dated December 2, 1996.+

99.B5.4 Service Agreement between Registrant and Sovereign Asset Management Corporation dated December 2, 1996.+

99.B6 Distribution Agreement between the Registrant and John Hancock Broker Distribution Services, Inc.*

99.B6.1 Form of Soliciting Dealer Agreement between John Hancock Funds, Inc. and the John Hancock funds.*

99.B6.2 Form of Financial Distribution Sales and Services Agreement between John Hancock Funds, Inc. and the John Hancock funds.*

99.B6.3 Amendment to Distribution Agreement between John Hancock Funds and the Registrant dated December 2, 1996.+

Exhibit No.                        Description

99.B7              Not Applicable.

99.B8 Master Custodian Agreement between the John Hancock Funds and Investors Bank & Trust company.*

99.B9 Transfer Agency Agreement between John Hancock Investor Services Corporation and the John Hancock funds.*

99.B9.1 Amended Transfer Agency and Service Agreements for Sovereign Balanced Fund and Sovereign Investors Fund dated
                   December 2, 1996.+

99.B10             Not Applicable.

99.B11             Not Applicable.

99.B12             Not Applicable.

99.B13             Not Applicable.

99.B14             Not Applicable.

99.B15             Rule 12b-1 Plan (Class A Shares).
                   (i) Growth and Income Fund *

99.B15.1           Rule 12b-1 Plan (Class B Shares).
                   (i) Growth and Income Fund *

99.B15.2           Rule 12b-1 Plan (Class A Shares)
                   (i) Sovereign Investors Fund.+

99.B15.3           Rule 12b-1 Plan (Class B Shares)
                   (i) Sovereign Investors Fund.+

99.B15.4           Rule 12b-1 Plan (Class A Shares)
                   (i) Sovereign Balanced Fund.+

99.B15.5           Rule 12b-1 Plan (Class B Shares)
                   (i) Sovereign Balanced Fund.+

99.B16 Schedule for computation of each performance quotation provided in the Registration Statement.**

99.27              Not Applicable.


* Previously filed with post-effective amendment number 73 (file nos. 811-0560; 2-10156) on May 10, 1995, accession number 0000950135-95-001122.

** Previously filed electronically with post-effective amendment number 74 (file nos. 811-0560 and 2-10156) on December 26, 1996, accession number 0000950135-95-002738.

*** Previously filed electronically with post-effective amendment number 76 (file nos. 811-0560 and 2-10156) on September 13, 1996, accession number 0001010521-96-000179.

**** Previously filed  electronically  with  post-effective  amendment number 77
     (file nos. 811-0560 and 2-10156) on December 20, 1996, accession number 0001010521-96-000224.

+    Filed herewith.